Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	4,781.55
Total Transaction Valuation	34,623,809.33
Total Offset Amount	0.00
Net Fee	$ 4,781.55
Offering Table N/A
Offset Table N/A	N/A